RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Jun. 20, 2023	Apr. 18, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Loan repaid			$ 157,185			$ 249,076
Prepaid expenses			621,346		798,851	170,922
Mr. Heng Fei Yang [Member]
Related Party Transaction [Line Items]
Collected advances from related party			41,266	177,564
Loan repaid			157,185	0	0	78,281
Outstanding loan balance			619,277		734,095	97,138
Total loan proceeds					644,366	130,943
Suzhou Aixi Health Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Collected advances from related party			0	$ 95,414
Sale value		$ 253,000
Advances from related parties			$ 0		0
Prepaid expenses						155,135
Advances from customers					0	155,135
Account receivable					14,632	0
Revenues					587,144	0
Shanghai Shengji Trade Co Ltd [Member]
Related Party Transaction [Line Items]
Sale value	$ 253,000
Advances from customers					0	211,784
Revenues					$ 56,291	0
Shanghai Shengji Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Prepaid expenses						$ 211,784